Debt (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Summary of Borrowings under Lines of Credit and Long-Term Debt

A summary of borrowings under lines of credit and long-term debt as of the dates indicated is as follows:

In thousands	July 31, 2013	October 31, 2012
Debt to be redeemed/U.S. senior notes 2015	$409,167	$400,000
U.S. senior secured notes 2018	278,576	—
U.S. senior notes 2020	222,200	—
European senior notes	265,252	258,732
ABL credit facility	39,559	—
EMEA credit facilities	35,591	7,742
Americas credit facility	—	46,700
Americas term loan	—	15,500
APAC credit facility	—	18,147
Capital lease obligations and other borrowings	9,069	11,148

	$1,259,414	$757,969

A summary of lines of credit and long-term debt as of the dates indicated is as follows:

	October 31,
In thousands	2012	2011
APAC Credit Facility	$18,147	$18,335
Americas Credit Facility	46,700	21,042
Americas Term Loan	15,500	18,500
EMEA lines of credit	7,742	2,306
Senior Notes	400,000	400,000
European Senior Notes	258,732	282,925
Capital lease obligations and other borrowings	11,148	4,578

	$757,969	$747,686

Summary of Principal Payments on All Long-term Debt Obligations, Including Capital Leases Due

Principal payments on all long-term debt obligations, including capital leases, are due by fiscal year according to the table below.

In thousands
2013	$36,794
2014	60,934
2015	400,510
2016	999
2017	—
Thereafter	258,732

$757,969

Estimated Fair Values of Lines of Credit and Long-term Debt

The estimated fair values of the Company’s lines of credit and long-term debt are as follows:

	October 31, 2012
In thousands	Carrying Amount	Fair Value
Lines of credit	$18,147	$18,147
Long-term debt	739,822	737,525

	$757,969	$755,672